Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			1 Months Ended		9 Months Ended
	Jul. 07, 2020	Jun. 09, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jun. 08, 2020	Apr. 10, 2020
Subsequent Events (Textual)
Issued and outstanding capital interest							100.00%
Common stock acquition value							$ 2,500,000
Common stock, issued							349,650
Common stock per share							$ 7.24
Business combination, description	We acquired 100% of the outstanding stock of Ample Organics, Inc., or Ample, a technology provider for cannabis businesses with a focus on providing seed-to-sale solutions to Canadian licensed producers and cannabis producers outside of Canada operating in accordance with applicable laws, to ensure cannabis cultivation operations remain compliant with the applicable regulator landscape and facilitate compliance reporting. In exchange for the stock of Ample, our wholly owned subsidiary issued 3,294,574 redeemable preferred shares, or Exchangeable Shares, valued at $25,203,491, or $7.65 per share, the closing price of a share of Akerna Common Stock on July 7, 2020.
Conversion price per share					$ 11.50
Description of business acquistion			We exercised our purchase option to acquire the remaining 19.6% interest in Solo in exchange for 800,000 shares of Akerna common stock.
Convertible Notes Transaction [Member]
Subsequent Events (Textual)
Aggregate amount of loan		$ 1,000				$ 17,000,000
Original issue discount						12.00%
Holders paid		$ 880
Conversion price per share					$ 11.50
Maturity date					Jun. 01, 2023
Convertible note, description					(i) the conversion price then in effect, or (ii) 80% of the lower of (x) the volume weighted average price, or VWAP, of the common stock as of the trading day immediately preceding the applicable date of determination, or (y) the quotient of (A) the sum of the VWAP of the common stock for each of the two trading days with the lowest VWAP of the common stock during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable date of determination, divided by (B) two, but not less than $1.92.
Event applicable rate		15.00%
Paycheck Protection Program Loan [Member]
Subsequent Events (Textual)
Aggregate amount of loan				$ 2,204,600
Loan bears interest				1.00%
Prepay loan, description				We may prepay up to 20% of the PPP Loan amount at any time prior to maturity with no prepayment penalties. We must pay all accrued interest if we prepay greater than 20% of the PPP Loan amount and the PPP Loan has been sold on the secondary market. The Note provides for customary events of default. The PPP Loan may be accelerated upon the occurrence of an event of default. The PPP Loan may be forgiven in accordance with the terms of the CARES Act. Principal amount of the PPP Loan not forgiven and accrued interest are to be repaid in 18 equal monthly installments beginning seven months from the date of the disbursement of the PPP Loan.